Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenues	$ 173,161,478	$ 167,262,185	$ 143,527,769
Total revenues	173,161,478	167,262,185	143,527,769
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	135,153,725	152,829,150	124,075,851
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	31,498,463	10,514,649	18,268,798
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 6,509,290	$ 3,918,386	$ 1,183,120